Employee benefit obligations - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions and sensitivities
Estimate of contributions expected to be paid		$ 36
Defined benefit plan
Assumptions and sensitivities
Estimate of contributions expected to be paid	$ 28	$ 36
Discount rates | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ 193	$ 216
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ (173)	$ (230)
Rates of inflation | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ (85)	$ (96)
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 94	$ 91
Rates of increase in salaries | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ (90)	$ (103)
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 99	$ 97
Expected longevity | Defined benefit plan
Assumptions and sensitivities
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 66	$ 55
Increase in actuarial assumption (in years)		1 year	1 year